SCHEDULE OF BANK AND OTHER BORROWINGS (Details) (Parenthetical) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other borrowings	[1]	$ 1,130,141	$ 664,479
Borrowings, interest rate		8.00%	7.50%
Ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Other borrowings		$ 425,255	$ 536,530
Non related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[1]	$ 704,886	$ 127,949
Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average effective interest rate		5.00%	6.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		6.00%
Bottom of range [member] | Ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		8.00%	8.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		7.20%

[1]	Included in other borrowings, an aggregate loan balance from related parties of USD425,255 (2023: USD536,530) was unsecured, interest-free or interest bearing at 8% p.a. (2023: 7.5% p.a.). A principal amount of USD704,886 (2023: USD127,949) was unsecured and interest bearing at 6% to 7.2% p.a. All these balances were repayable within one year after the end of the reporting period.